Liquidity and Going Concern (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2025 USD ($)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	1 year	1 year
Net cash provided by (used in) operating activities	¥ (191,733,955)	$ (1,344,274)	¥ (393,864,227)	¥ (399,737,207)
Working capital	60,722,959	$ 425,737
Cash	¥ 104,379,373		¥ 337,911,102		$ 731,819